UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	7.19%
Communications	7.16%
Consumer, Cyclical	12.00%
Consumer, Non-cyclical	22.31%
Diversified	0.63%
Energy	7.09%
Financial	24.66%
Industrial	11.41%
Technology	2.28%
Utilities	3.83%
Short Term Investments	1.44%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Actual	$1,000.00	$1,045.70	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.54

*Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 7.19%
14,839	Air Liquide SA (a)	$2,005,177
7,000	Air Water Inc (a)	112,049
10,130	Akzo Nobel NV (a)(b)	759,540
116,097	Alumina Ltd (a)(c)	148,264
60,824	Anglo American PLC (a)	1,490,169
17,319	Antofagasta PLC (a)	226,105
43,941	ArcelorMittal (a)	655,080
2,742	Arkema SA (a)	266,430
53,000	Asahi Kasei Corp (a)	405,743
39,895	BASF SE (a)	4,640,732
139,502	BHP Billiton Ltd (a)	4,757,676
91,854	BHP Billiton PLC (a)	2,985,277
10,598	Boliden AB (a)	153,753
2,165	Brenntag AG (a)	386,788
5,426	Croda International PLC (a)	204,255
14,000	Daicel Corp (a)	133,858
10,000	Daido Steel Co Ltd (a)	51,168
362	EMS-Chemie Holding AG (a)	144,455
63,641	Fortescue Metals Group Ltd (a)	262,847
8,081	Fresnillo PLC (a)	121,367
406	Givaudan SA (a)	676,366
462,209	Glencore PLC (a)	2,575,550
4,100	Hitachi Chemical Co Ltd (a)	67,881
8,000	Hitachi Metals Ltd (a)	121,973
19,113	Iluka Resources Ltd (a)	146,863
71,672	Incitec Pivot Ltd (a)	195,948
17,936	Israel Chemicals Ltd (a)	153,677
21,800	JFE Holdings Inc (a)	450,916
8,816	Johnson Matthey PLC (a)	467,319
7,100	JSR Corp (a)	121,893
6,937	K+S AG (a)	227,800
10,000	Kaneka Corp (a)	62,611
10,000	Kansai Paint Co Ltd (a)	167,143
141,000	Kobe Steel Ltd (a)	212,058
7,603	Koninklijke DSM NV (a)	553,289
13,500	Kuraray Co Ltd (a)	171,223
4,101	Lanxess AG (a)	276,609
8,093	Linde AG (a)	1,719,731
2,121	Lonza Group AG (a)	230,656
57,900	Mitsubishi Chemical Holdings Corp (a)	256,789
15,000	Mitsubishi Gas Chemical Co Inc (a)	96,055
47,000	Mitsubishi Materials Corp (a)	164,887
31,000	Mitsui Chemicals Inc (a)	84,819
34,260	Newcrest Mining Ltd (a)(c)	344,096
8,000	Nippon Paint Co Ltd (a)	169,387

Shares		Fair Value
Basic Materials — (continued)
332,740	Nippon Steel & Sumitomo Metal Corp (a)	$1,065,936
6,800	Nitto Denko Corp (a)	318,522
60,019	Norsk Hydro ASA (a)	321,377
10,564	Novozymes A/S Class B (a)	529,853
3,717	OCI (a)(c)	145,066
31,000	Oji Holdings Corp (a)	127,565
15,551	Orica Ltd (a)	285,616
3,597	Randgold Resources Ltd (a)	302,832
18,517	Rio Tinto Ltd (a)	1,038,805
55,321	Rio Tinto PLC (a)	2,986,521
18,000	Shin-Etsu Chemical Co Ltd (a)	1,094,548
2,485	Solvay SA (a)	427,694
22,841	Stora Enso OYJ Class R (a)	222,063
66,000	Sumitomo Chemical Co Ltd (a)	249,493
23,000	Sumitomo Metal Mining Co Ltd (a)	375,405
25,768	Svenska Cellulosa AB SCA Class B (a)	671,099
4,061	Syngenta AG (a)	1,500,333
12,000	Taiyo Nippon Sanso Corp (a)	106,307
38,000	Teijin Ltd (a)	95,371
19,946	ThyssenKrupp AG (a)(c)	580,360
4,885	Umicore SA (a)(b)	227,309
22,856	UPM-Kymmene OYJ (a)	390,416
4,660	Voestalpine AG (a)(b)	222,157
1,300	Yamato Kogyo Co Ltd (a)	38,162
8,049	Yara International ASA	403,247
		43,352,329
Communications — 7.16%
116,297	Alcatel-Lucent (a)(c)	418,097
2,762	Altice SA (c)	192,429
2,308	ASOS PLC (a)(c)	116,846
1,548	Axel Springer SE (a)(b)	95,135
6,069	Belgacom SA (a)	201,471
73,488	Bezeq The Israeli Telecommunication Corp Ltd (a)	137,539
44,024	British Sky Broadcasting Group PLC	680,718
344,326	BT Group PLC (a)	2,261,989
3,800	Dena Co Ltd (a)(b)	51,417
9,600	Dentsu Inc (a)	390,958
135,622	Deutsche Telekom AG (a)	2,378,676
5,598	Elisa OYJ	171,244
6,959	Eutelsat Communications SA (a)	241,823
4,800	Gree Inc (a)(b)	42,091
10,600	Hakuhodo DY Holdings Inc (a)	105,346
600	Hikari Tsushin Inc (a)	45,313
105,000	HKT Trust & HKT Ltd (a)	123,728
1,072	Iliad SA	324,037

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Communications — (continued)
18,099	Inmarsat PLC (a)	$231,178
159,193	ITV PLC (a)	484,858
2,522	JCDecaux SA (a)	94,193
1,003	Kabel Deutschland Holding AG (a)	146,751
6,200	Kakaku.com Inc (a)	108,723
25,400	KDDI Corp (a)(d)	1,549,745
137,449	Koninklijke KPN NV (a)(c)	501,148
4,642	Lagardere SCA (a)	151,244
7,900	M3 Inc (a)	125,777
2,793	Millicom International Cellular SA (a)	255,666
4,500	Nexon Co Ltd (a)	43,009
2,322	NICE Systems Ltd (a)	95,028
16,400	Nippon Telegraph & Telephone Corp (a)	1,022,177
163,530	Nokia OYJ (a)(b)	1,237,393
66,800	NTT DoCoMo Inc (a)	1,140,330
80,956	Orange SA (a)	1,280,912
194,000	PCCW Ltd	115,643
35,990	Pearson PLC	710,167
9,423	ProSiebenSat.1 Media AG (a)(b)	419,409
7,736	Publicis Groupe SA (a)	655,676
33,000	Rakuten Inc (a)	426,660
29,683	Reed Elsevier NV (a)	681,618
49,826	Reed Elsevier PLC (a)	800,269
1,535	RTL Group SA (a)	170,378
8,040	SBI Holdings Inc (a)	98,535
14,240	Seek Ltd (a)	212,947
13,067	SES SA	495,626
65,000	Singapore Press Holdings Ltd (a)	217,358
339,000	Singapore Telecommunications Ltd (a)	1,047,746
17,381	Sky Deutschland AG (a)(c)	160,156
41,800	SoftBank Corp (a)(d)	3,115,060
27,000	StarHub Ltd (a)	90,369
1,026	Swisscom AG (a)	595,979
35,257	TDC A/S (a)	364,713
13,103	Tele2 AB Class B (a)	154,203
78,430	Telecom Corp of New Zealand Ltd	184,034
265,444	Telecom Italia RNC (a)	262,573
432,033	Telecom Italia SpA (a)(c)	546,825
132,682	Telefonaktiebolaget LM Ericsson Class B (a)	1,602,899
11,720	Telefonica Deutschland Holding AG (a)	96,881
178,119	Telefonica SA (a)	3,057,922
10,559	Telekom Austria AG (a)	103,280
2,290	Telenet Group Holding NV (a)(c)	130,511
33,262	Telenor ASA (a)	757,324
101,545	TeliaSonera AB (a)	741,480

Shares		Fair Value
Communications — (continued)
190,696	Telstra Corp Ltd (a)	$936,847
10,508	TPG Telecom Ltd (a)(c)	54,597
4,600	Trend Micro Inc (a)	151,579
4,712	United Internet AG (a)	207,008
52,621	Vivendi SA (a)	1,287,718
1,148,794	Vodafone Group PLC (a)	3,838,587
13,406	Wolters Kluwer NV (a)	397,105
58,775	WPP PLC (a)	1,279,806
60,300	Yahoo Japan Corp (a)	278,463
6,367	Ziggo NV (a)	294,451
		43,189,391
Consumer, Cyclical — 11.66%
900	ABC-Mart Inc (a)	48,160
7,547	Accor SA (a)	392,259
8,896	Adidas AG (a)	899,530
26,500	Aeon Co Ltd (a)	326,105
7,800	Aisin Seiki Co Ltd (a)	310,487
41,000	ANA Holdings Inc (a)	96,759
6,900	Asics Corp (a)	161,127
14,428	Bayerische Motoren Werke AG (a)	1,827,014
28,500	Bridgestone Corp (a)	998,169
19,077	Burberry Group PLC (a)	483,865
7,979	Carnival PLC (a)	300,838
41,000	Cathay Pacific Airways Ltd (a)	76,622
2,409	Christian Dior SA (a)	479,629
22,719	Cie Financiere Richemont SA (a)	2,380,708
7,957	Cie Generale des Etablissements Michelin (a)	950,084
11,700	Citizen Holdings Co Ltd (a)	91,878
16,000	City Developments Ltd (a)	131,447
76,300	Compass Group PLC Class A (a)	1,325,274
4,808	Continental AG (a)	1,111,661
16,013	Crown Resorts Ltd (a)	228,241
8,700	Daihatsu Motor Co Ltd (a)	154,828
41,836	Daimler AG (a)	3,908,094
25,000	Daiwa House Industry Co Ltd (a)	518,266
20,700	Denso Corp (a)	988,851
9,225	Deutsche Lufthansa AG (a)	198,034
2,400	Don Quijote Holdings Co Ltd (a)	133,899
6,136	Easy Jet PLC (a)	143,186
9,986	Electrolux AB Class B (a)	252,014
2,500	FamilyMart Co Ltd (a)	107,782
2,300	Fast Retailing Co Ltd (a)	757,688
38,875	Fiat SpA (a)(c)	383,289
2,598	Flight Centre Travel Group Ltd (a)	108,866
25,100	Fuji Heavy Industries Ltd (a)	695,992
102,000	Galaxy Entertainment Group Ltd (a)	815,233

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (continued)
251,000	Genting Singapore PLC (a)	$267,986
72,541	GKN PLC (a)	450,207
20,186	Harvey Norman Holdings Ltd (a)(b)	59,005
41,376	Hennes & Mauritz AB Class B (a)	1,806,469
10,900	Hino Motors Ltd (a)	150,380
3,200	Hitachi High-Technologies Corp (a)	76,194
70,900	Honda Motor Co Ltd (a)(d)	2,474,039
1,410	Hugo Boss AG (a)	210,540
7,856	Iida Group Holdings Co Ltd (a)	119,400
9,523	Inditex SA (a)	1,465,636
10,689	InterContinental Hotels Group PLC (a)	442,034
44,310	International Consolidated Airlines Group SA (a)(c)	281,171
15,000	Isetan Mitsukoshi Holdings Ltd (a)	195,448
52,000	Isuzu Motors Ltd (a)	344,343
66,100	ITOCHU Corp (a)	848,578
22,000	J Front Retailing Co Ltd (a)	154,462
2,500	Japan Airlines Co Ltd (a)	138,224
5,000	Jardine Cycle & Carriage Ltd (a)	177,700
9,100	JTEKT Corp (a)	153,543
3,326	Kering (a)	729,628
104,471	Kingfisher PLC (a)	641,155
4,000	Koito Manufacturing Co Ltd (a)	102,502
2,800	Lawson Inc (a)	210,161
254,000	Li & Fung Ltd (a)	376,225
12,152	LVMH Moet Hennessy Louis Vuitton SA (a)	2,344,958
69,306	Marks & Spencer Group PLC (a)	504,032
69,000	Marubeni Corp (a)	505,009
8,700	Marui Group Co Ltd (a)	83,587
116,000	Mazda Motor Corp (a)	544,379
2,700	McDonald's Holdings Co Japan Ltd (a)	75,839
40,800	MGM China Holdings Ltd (a)	141,500
61,400	Mitsubishi Corp (a)(d)	1,278,006
6,000	Mitsubishi Logistics Corp (a)	89,921
27,500	Mitsubishi Motors Corp (a)	303,887
75,900	Mitsui & Co Ltd (a)(d)	1,216,801
7,500	Namco Bandai Holdings Inc (a)	175,842
6,805	Next PLC (a)	752,749
12,000	NGK Insulators Ltd (a)	272,409
8,000	NGK Spark Plug Co Ltd (a)	225,873
7,300	NHK Spring Co Ltd (a)	68,508
4,600	Nintendo Co Ltd (a)	552,401
108,800	Nissan Motor Co Ltd (a)	1,030,277
3,100	Nitori Holdings Co Ltd (a)	169,607
4,800	NOK Corp (a)	96,515
4,895	Nokian Renkaat OYJ (a)	190,841

Shares		Fair Value
Consumer, Cyclical — (continued)
2,100	Oriental Land Co Ltd (a)	$359,912
96,600	Panasonic Corp (a)(d)	1,170,991
5,125	Pandora A/S (a)(c)	393,312
12,474	Persimmon PLC (a)(c)	271,465
12,474	Persimmon PLC (a)	14,944
16,138	Peugeot SA (a)(c)	238,772
9,354	Pirelli & C SpA (a)	149,943
6,542	Porsche Automobil Holding SE (a)	680,188
39,920	Qantas Airways Ltd (a)(c)	47,487
8,432	Renault SA (a)	762,208
106,000	Sands China Ltd (a)	800,055
2,100	Sankyo Co Ltd (a)	80,781
1,700	Sanrio Co Ltd (a)(b)	49,398
7,600	Sega Sammy Holdings Inc (a)	149,664
18,000	Sekisui Chemical Co Ltd (a)	208,685
24,500	Sekisui House Ltd (a)	336,201
62,000	Shangri-La Asia Ltd (a)	97,147
66,000	Sharp Corp (a)(b)(c)	211,907
800	Shimamura Co Ltd (a)	78,747
3,500	Shimano Inc (a)	388,381
22,000	Singapore Airlines Ltd (a)	183,084
88,000	SJM Holdings Ltd (a)	220,453
45,600	Sony Corp (a)	761,999
10,185	Sports Direct International PLC (a)(c)	122,987
6,000	Stanley Electric Co Ltd (a)	156,542
49,500	Sumitomo Corp (a)	667,911
32,400	Sumitomo Electric Industries Ltd (a)	456,110
8,100	Sumitomo Rubber Industries Ltd (a)	117,073
15,300	Suzuki Motor Corp (a)	479,985
3,590	Swatch Group AG (a)	1,063,989
35,303	Tabcorp Holdings Ltd (a)	111,812
10,000	Takashimaya Co Ltd (a)	97,125
60,285	Tatts Group Ltd (a)	185,866
5,500	Toho Co Ltd (a)	128,991
61,000	Toray Industries Inc (a)	401,382
2,100	Toyoda Gosei Co Ltd (a)	43,653
6,900	Toyota Industries Corp (a)	356,525
119,700	Toyota Motor Corp (a)(d)	7,166,753
9,100	Toyota Tsusho Corp (a)	261,866
10,029	Travis Perkins PLC (a)	280,693
20,177	TUI Travel PLC (a)	137,319
10,200	USS Co Ltd (a)	174,096
3,154	Valeo SA (a)	423,187
1,243	Volkswagen AG (a)	320,580
64,878	Volvo AB Class B (a)	893,151
49,797	Wesfarmers Ltd (a)	1,965,063

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (continued)
7,747	Whitbread PLC (a)	$584,302
37,201	William Hill PLC (a)	208,802
11,691	Wolseley PLC (a)	640,243
69,600	Wynn Macau Ltd (a)	272,600
38,900	Yamada Denki Co Ltd (a)(b)	138,669
6,500	Yamaha Corp (a)	102,769
11,700	Yamaha Motor Co Ltd (a)	201,479
8,000	Yokohama Rubber Co Ltd (a)	69,253
35,000	Yue Yuen Industrial Holdings Ltd (a)	117,108
		70,287,458
Consumer, Non-cyclical — 22.17%
17,953	Abertis Infraestructuras SA (a)	413,032
4,527	Actelion Ltd (a)	572,981
7,498	Adecco SA (a)	617,040
10,879	Aggreko PLC (a)	306,961
24,000	Ajinomoto Co Inc (a)	376,160
2,100	Alfresa Holdings Corp (a)	135,393
34,935	Anheuser-Busch InBev NV (a)	4,014,044
3,696	Aryzta AG (a)	350,027
16,700	Asahi Group Holdings Ltd (a)	524,429
15,628	Associated British Foods PLC (a)	814,768
94,800	Astellas Pharma Inc (a)(d)	1,246,674
54,790	AstraZeneca PLC (a)	4,075,757
17,172	Atlantia SpA (a)	489,195
21,692	Babcock International Group PLC (a)	430,797
86	Barry Callebaut AG (a)	116,809
35,913	Bayer AG (a)	5,066,363
4,213	Beiersdorf AG (a)	407,165
2,800	Benesse Holdings Inc (a)	121,450
66,855	Brambles Ltd (a)	579,225
81,937	British American Tobacco PLC (a)	4,874,712
14,413	Bunzl PLC (a)	399,878
9,633	Bureau Veritas SA (a)	267,542
3,600	Calbee Inc (a)	99,214
28,273	Capita PLC (a)	553,418
4,602	Carlsberg A/S Class B (a)	495,653
26,589	Carrefour SA (a)	980,449
2,388	Casino Guichard Perrachon SA (a)	316,602
1,864	Celesio AG (a)(c)	66,283
10,000	Chugai Pharmaceutical Co Ltd (a)	281,966
22,992	Coca-Cola Amatil Ltd (a)	205,295
7,879	Coca-Cola HBC AG (a)(c)	180,939
2,505	Cochlear Ltd (a)	145,831
4,796	Coloplast A/S Class B (a)	433,967
3,033	Colruyt SA (a)(c)	154,050

Shares		Fair Value
Consumer, Non-cyclical — (continued)
21,123	CSL Ltd (a)	$1,325,957
25,000	Dai Nippon Printing Co Ltd (a)	261,199
29,000	Daiichi Sankyo Co Ltd (a)	542,061
24,696	Danone SA (a)	1,836,357
4,192	Delhaize Group SA (a)	283,661
109,155	Diageo PLC (a)	3,475,539
25,964	Distribuidora Internacional de Alimentacion SA (a)	238,979
8,806	Edenred (a)	267,033
10,900	Eisai Co Ltd (a)	457,422
16,179	Elekta AB Class B (a)(b)	205,488
8,932	Essilor International SA (a)	946,578
43,591	Experian PLC (a)	736,101
113,500	First Pacific Co Ltd (a)	126,697
9,230	Fresenius Medical Care AG & Co (a)	621,006
5,519	Fresenius SE (a)	823,079
66,289	G4S PLC (a)	289,291
8,492	Getinge AB Class B (a)	222,367
210,975	GlaxoSmithKline PLC (a)	5,615,426
287,000	Golden Agri-Resources Ltd (a)	127,999
6,451	Grifols SA (a)	352,482
4,264	Heineken Holding NV (a)(b)	280,209
10,122	Heineken NV (a)	726,548
5,175	Henkel AG & Co KGaA (a)	520,427
2,300	Hisamitsu Pharmaceutical Co Inc (a)	102,849
18,644	Husqvarna AB Class B (a)(b)	144,894
41,942	Imperial Tobacco Group PLC (a)	1,886,162
6,993	Intertek Group PLC (a)	328,672
52,129	J Sainsbury PLC (a)	281,299
48,000	Japan Tobacco Inc (a)(d)	1,750,181
9,960	Jeronimo Martins SGPS SA (a)	163,758
22,000	Kao Corp (a)	866,443
6,980	Kerry Group PLC Class A	524,241
6,000	Kikkoman Corp (a)	125,054
36,000	Kirin Holdings Co Ltd (a)	519,798
40,852	Koninklijke Ahold NV (a)	766,020
11,000	Kyowa Hakko Kirin Co Ltd (a)(b)	149,033
10,480	L'Oreal SA (a)	1,804,437
48	Lindt & Spruengli AG	460,879
7,412	Luxottica Group SpA (a)	429,197
5,800	Medipal Holdings Corp (a)	82,231
2,600	MEIJI Holdings Co Ltd (a)	172,373
5,394	Merck KGaA (a)	467,750
41,029	Metcash Ltd	102,137
6,636	Metro AG (a)(c)	288,789
2,500	Miraca Holdings Inc (a)	121,160

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
9,900	Mitsubishi Tanabe Pharma Corp (a)	$148,194
139,910	Nestle SA (a)	10,841,200
8,000	NH Foods Ltd (a)	156,193
9,750	Nisshin Seifun Group Inc (a)	116,480
2,700	Nissin Foods Holdings Co Ltd (a)	138,816
99,819	Novartis AG (a)	9,039,448
86,539	Novo Nordisk A/S Class B (a)	3,994,031
21,000	Olam International Ltd (a)	43,459
10,400	Olympus Corp (a)(c)	357,826
3,400	Ono Pharmaceutical Co Ltd (a)	298,722
4,660	Orion OYJ Class B (a)	173,691
17,200	Otsuka Holdings Co Ltd (a)	533,374
3,500	Park24 Co Ltd (a)	63,655
9,282	Pernod Ricard SA (a)	1,114,959
10,247	QIAGEN NV (a)(c)	247,825
5,618	Ramsay Health Care Ltd (a)	241,300
5,392	Randstad Holding NV (a)	292,296
28,204	Reckitt Benckiser Group PLC (a)	2,456,828
975	Remy Cointreau SA	89,703
30,486	Roche Holding AG (a)	9,083,514
16,729	Ryman Healthcare Ltd (a)	125,234
41,946	SABMiller PLC (a)	2,430,609
51,754	Sanofi (a)	5,500,910
3,300	Santen Pharmaceutical Co Ltd (a)	185,906
9,300	Secom Co Ltd (a)	567,723
12,338	Securitas AB Class B (a)	146,295
32,900	Seven & I Holdings Co Ltd (a)(d)	1,386,729
234	SGS SA (a)	559,944
9,000	Shimadzu Corp (a)	82,578
12,000	Shionogi & Co Ltd (a)	250,639
25,641	Shire PLC (a)	2,010,909
15,300	Shiseido Co Ltd (a)	279,056
39,275	Smith & Nephew PLC (a)	694,416
1,128	Societe BIC SA (a)	154,353
4,175	Sodexo (a)	449,227
15,703	Sonic Healthcare Ltd (a)	256,873
2,391	Sonova Holding AG (a)	364,538
7,400	Sumitomo Dainippon Pharma Co Ltd (a)	85,163
6,300	Suntory Beverage & Food Ltd (a)	246,941
2,600	Suzuken Co Ltd (a)	96,852
8,616	Swedish Match AB	299,169
6,600	Sysmex Corp (a)	248,169
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)	87,534
34,400	Takeda Pharmaceutical Co Ltd (a)(d)	1,596,598
20,392	Tate & Lyle PLC (a)	238,410

Shares		Fair Value
Consumer, Non-cyclical — (continued)
13,200	Terumo Corp (a)	$295,718
352,887	Tesco PLC (a)	1,714,785
37,211	Teva Pharmaceutical Industries Ltd (a)	1,954,805
23,000	Toppan Printing Co Ltd (a)	177,842
4,000	Toyo Suisan Kaisha Ltd (a)	123,298
75,077	Transurban Group (a)	523,171
30,724	Treasury Wine Estates Ltd (a)	145,093
5,024	UCB SA (a)	425,041
5,500	Unicharm Corp (a)	327,917
70,831	Unilever NV (a)	3,100,491
55,846	Unilever PLC (a)	2,530,503
910	William Demant Holding A/S (a)(c)	82,636
84,000	Wilmar International Ltd (a)	215,028
90,091	WM Morrison Supermarkets PLC (a)	282,394
54,661	Woolworths Ltd (a)	1,815,105
3,700	Yakult Honsha Co Ltd (a)	187,400
4,000	Yamazaki Baking Co Ltd (a)	49,961
		133,660,809
Diversified — 0.63%
205	Bollore SA (a)	132,991
7,701	GEA Group AG (a)	364,058
93,000	Hutchison Whampoa Ltd (a)	1,271,921
4,801	Industrivarden AB Class C (a)	94,773
63,300	Keppel Corp Ltd (a)	547,955
195,000	Noble Group Ltd (a)	214,635
65,000	NWS Holdings Ltd	120,600
29,500	Swire Pacific Ltd (a)	363,096
1,394	Wendel SA (a)	199,712
67,300	Wharf Holdings Ltd (a)	484,615
		3,794,356
Energy — 7.09%
13,136	AMEC PLC (a)	272,541
33,614	APA Group (a)	218,620
148,252	BG Group PLC (a)	3,127,039
801,655	BP PLC (a)	7,057,906
6,083	Caltex Australia Ltd (a)	123,772
77,116	Enel Green Power SpA (a)	218,257
110,646	Eni SpA (a)	3,026,133
2,736	Fuchs Petrolub SE (a)	123,452
3,244	Fugro NV (a)(c)	185,505
15,976	Galp Energia SGPS SA (a)	292,834
4,100	Idemitsu Kosan Co Ltd (a)	89,030
37,700	Inpex Corp (a)	573,500
93,600	JX Holdings Inc (a)	500,875
9,916	Lundin Petroleum AB (a)(c)	200,431
5,921	Neste Oil OYJ (b)	115,534

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy — (continued)
6,224	OMV AG (a)	$281,169
10,482	Petrofac Ltd (a)	215,432
37,664	Repsol SA (a)	993,075
169,212	Royal Dutch Shell PLC Class A (a)	6,990,831
106,231	Royal Dutch Shell PLC Class B (a)	4,615,879
11,558	Saipem SpA (a)(c)	311,640
41,725	Santos Ltd (a)	561,311
16,100	Seadrill Ltd ADR (a)	638,053
7,100	Showa Shell Sekiyu KK (a)(b)	80,706
48,689	Statoil ASA (a)	1,496,644
11,360	Subsea 7 SA (a)	211,745
4,384	Technip SA (a)	479,002
13,000	TonenGeneral Sekiyu KK (a)(b)	123,470
92,898	Total SA (a)	6,721,143
15,875	Transocean Ltd (a)	713,235
39,064	Tullow Oil PLC (a)	569,558
9,889	Vestas Wind Systems A/S (a)(c)	498,985
28,815	Woodside Petroleum Ltd (a)	1,117,199
		42,744,506
Financial — 24.67%
41,370	3i Group PLC (a)	284,243
40,910	Aberdeen Asset Management PLC (a)	317,423
16,900	Acom Co Ltd (a)(c)	80,490
8,367	Admiral Group PLC (a)	221,554
78,686	Aegon NV (a)(b)	686,414
4,300	AEON Financial Service Co Ltd (a)	112,462
4,710	Aeon Mall Co Ltd (a)	124,188
9,273	Ageas (a)	369,818
524,000	AIA Group Ltd (a)	2,632,898
19,844	Allianz SE (a)	3,312,239
126,666	AMP Ltd (a)	633,185
50,000	Aozora Bank Ltd (a)	164,390
92,000	Ascendas REIT (a)	170,008
51,033	Assicurazioni Generali SpA (a)	1,117,649
8,255	ASX Ltd (a)	277,529
119,256	Australia & New Zealand Banking Group Ltd (a)	3,749,952
128,814	Aviva PLC (a)	1,122,768
78,991	AXA SA (a)	1,887,359
2,030	Baloise Holding AG (a)	239,026
173,667	Banca Monte dei Paschi di Siena SpA (b)(c)	336,490
256,465	Banco Bilbao Vizcaya Argentaria SA (a)	3,268,756
150,666	Banco de Sabadell SA (a)	514,260
106,001	Banco Espirito Santo SA (a)(c)	87,212
14,903	Banco Popolare SC (a)(c)	245,143
77,256	Banco Popular Espanol SA (a)(c)	516,099

Shares		Fair Value
Financial — (continued)
512,733	Banco Santander SA (a)	$5,357,685
46,166	Bank Hapoalim BM (a)	266,654
59,863	Bank Leumi Le-Israel BM (a)(c)	233,320
54,000	Bank of East Asia Ltd (a)	223,886
877,613	Bank of Ireland (a)(c)	296,151
16,000	Bank of Kyoto Ltd (a)	145,605
16,709	Bank of Queensland Ltd (a)	192,023
49,000	Bank of Yokohama Ltd (a)	282,191
191,166	Bankia SA (a)(c)	370,608
711,099	Barclays PLC (a)	2,589,753
19,946	Bendigo & Adelaide Bank Ltd (a)	229,477
46,013	BNP Paribas SA (a)	3,126,987
159,000	BOC Hong Kong Holdings Ltd (a)	460,633
40,998	British Land Co PLC REIT (a)	492,263
79,337	CaixaBank SA (a)	489,434
87,000	CapitaCommercial Trust REIT (a)	118,826
110,000	CapitaLand Ltd (a)	282,485
104,000	CapitaMall Trust REIT (a)	164,847
81,430	CFS Retail Property Trust Group REIT (a)	156,592
61,000	Cheung Kong Holdings Ltd (a)	1,082,241
33,000	Chiba Bank Ltd (a)	233,076
8,200	Chugoku Bank Ltd (a)	126,126
7,700	CNP Assurances (a)	159,813
41,288	Commerzbank AG (a)(c)	647,111
69,999	Commonwealth Bank of Australia (a)	5,338,701
2,817	Corio NV REIT (a)(c)	143,778
45,213	Credit Agricole SA (a)	638,356
6,800	Credit Saison Co Ltd (a)	141,578
66,043	Credit Suisse Group AG (a)	1,878,228
37,500	Dai-ichi Life Insurance Co Ltd (a)	558,849
3,200	Daito Trust Construction Co Ltd (a)	376,285
71,000	Daiwa Securities Group Inc (a)	615,164
27,960	Danske Bank A/S (a)	790,388
75,000	DBS Group Holdings Ltd (a)	1,008,727
174	Delek Group Ltd (a)	71,975
7,986	Delta Lloyd NV (a)	202,761
59,488	Deutsche Bank AG (a)	2,090,706
8,249	Deutsche Boerse AG (a)	639,583
12,231	Deutsche Wohnen AG (a)	263,463
248,554	Dexus Property Group REIT (a)	260,142
61,222	Direct Line Insurance Group PLC (a)	282,634
42,856	DNB ASA (a)	783,034
11,612	Erste Group Bank AG (a)	375,449
1,454	Eurazeo SA (a)	120,993
4,157	Exor SpA (a)	170,531

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
62,643	Federation Centres Ltd REIT (a)	$147,011
1,148	Fonciere Des Regions REIT (a)	124,527
59,712	Friends Life Group Ltd (a)	321,877
36,000	Fukuoka Financial Group Inc (a)	173,882
975	Gecina SA (a)	142,062
8,430	Gjensidige Forsikring ASA	151,177
127,000	Global Logistic Properties Ltd (a)	275,240
72,728	Goodman Group REIT (a)	346,258
75,688	GPT Group REIT (a)	274,110
3,497	Groupe Bruxelles Lambert SA (a)	363,456
15,000	Gunma Bank Ltd (a)	88,750
15,000	Hachijuni Bank Ltd (a)	92,883
29,331	Hammerson PLC REIT (a)	290,793
98,000	Hang Lung Properties Ltd (a)	302,216
32,800	Hang Seng Bank Ltd (a)	535,607
2,509	Hannover Rueck SE (a)	225,939
10,728	Hargreaves Lansdown PLC (a)	226,943
46,640	Henderson Land Development Co Ltd (a)	272,965
24,000	Hiroshima Bank Ltd (a)	114,711
51,000	Hokuhoku Financial Group Inc (a)	108,782
47,100	Hong Kong Exchanges & Clearing (a)	878,042
817,232	HSBC Holdings PLC (a)	8,289,440
10,300	Hulic Co Ltd (a)	135,853
30,000	Hysan Development Co Ltd (a)	140,509
1,695	ICADE REIT (a)	181,692
21,469	ICAP PLC (a)	139,445
42,648	IMMOFINANZ AG	150,667
167,142	ING Groep NV (a)(c)	2,345,418
98,746	Insurance Australia Group Ltd (a)	543,889
35,267	Intesa Sanpaolo RNC (a)(c)	93,673
507,017	Intesa Sanpaolo SpA (a)	1,564,314
39,204	Intu Properties PLC REIT (a)	209,049
26,146	Investec PLC (a)	240,664
10,437	Investment AB Kinnevik Class B (a)	444,704
19,985	Investor AB Class B (a)	748,862
136	Israel Corp Ltd (a)(c)	77,390
11,000	Iyo Bank Ltd (a)	111,262
11,700	Japan Exchange Group Inc (a)	288,361
37	Japan Prime Realty Investment Corp REIT (a)	132,802
48	Japan Real Estate Investment Corp REIT (a)	279,587
96	Japan Retail Fund Investment Corp REIT (a)	215,973
27,000	Joyo Bank Ltd (a)	144,030
9,920	Julius Baer Group Ltd (a)	408,697
10,687	KBC Groep NV (a)(c)	581,385

Shares		Fair Value
Financial — (continued)
25,000	Keppel Land Ltd (a)	$67,813
24,000	Kerry Properties Ltd (a)	83,889
4,312	Klepierre REIT (a)	219,712
34,709	Land Securities Group PLC REIT (a)	614,429
258,944	Legal & General Group PLC (a)	997,133
24,082	Lend Lease Group (a)	297,714
99,500	Link REIT (a)	535,685
2,482,219	Lloyds Banking Group PLC (a)(c)	3,154,642
7,720	London Stock Exchange Group PLC (a)	264,914
12,698	Macquarie Group Ltd (a)	714,312
45,059	Mapfre SA (a)	179,537
27,070	Mediobanca SpA (a)(c)	269,553
161,133	Mirvac Group REIT (a)	271,158
55,000	Mitsubishi Estate Co Ltd (a)(d)	1,358,803
554,200	Mitsubishi UFJ Financial Group Inc (a)(d)	3,402,077
24,600	Mitsubishi UFJ Lease & Finance Co Ltd (a)	141,408
40,000	Mitsui Fudosan Co Ltd (a)(d)	1,349,971
5,425	Mizrahi Tefahot Bank Ltd (a)	70,137
1,002,500	Mizuho Financial Group Inc (a)(d)	2,060,644
21,100	MS&AD Insurance Group Holdings Inc (a)	509,963
7,817	Muenchener Rueckversicherungs AG (a)	1,731,062
102,336	National Australia Bank Ltd (a)	3,163,084
41,554	Natixis (a)	266,689
232,000	New World Development Co Ltd (a)	264,108
62	Nippon Building Fund Inc REIT (a)	362,508
55	Nippon Prologis REIT Inc (a)	128,268
14,750	NKSJ Holdings Inc (a)	397,441
154,400	Nomura Holdings Inc (a)	1,093,663
4,500	Nomura Real Estate Holdings Inc (a)	85,233
132,299	Nordea Bank AB (a)	1,865,145
4,400	NTT Urban Development Corp (a)	49,552
215,115	Old Mutual PLC (a)	726,602
57,400	ORIX Corp (a)	951,738
114,115	Oversea-Chinese Banking Corp Ltd (a)	875,277
1,445	Pargesa Holding SA (a)	129,699
711	Partners Group Holding AG (a)	194,242
111,408	Prudential PLC (a)	2,551,554
55,051	QBE Insurance Group Ltd (a)	563,849
4,899	Raiffeisen Bank International AG (a)	156,180
2,402	REA Group Ltd (a)	96,777
92,100	Resona Holdings Inc (a)	536,698
109,247	Royal Bank of Scotland Group PLC (a)(c)	613,802

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
44,482	RSA Insurance Group PLC (c)	$361,371
19,564	Sampo Class A (a)	989,007
229,256	Scentre Group REIT (c)	691,766
5,606	Schroders PLC (a)	240,131
6,375	SCOR SE (a)	219,510
31,608	Segro PLC REIT (a)	186,538
28,200	Seven Bank Ltd (a)	115,314
66,000	Shinsei Bank Ltd (a)	148,656
24,000	Shizuoka Bank Ltd (a)	259,611
34,000	Singapore Exchange Ltd (a)	189,641
132,800	Sino Land Co Ltd (a)	218,605
66,528	Skandinaviska Enskilda Banken AB (a)	887,999
31,326	Societe Generale SA Class A (a)	1,642,819
6,800	Sony Financial Holdings Inc (a)	116,090
105,644	Standard Chartered PLC (a)	2,158,457
104,454	Standard Life PLC (a)	668,061
97,346	Stockland (a)	356,040
55,400	Sumitomo Mitsui Financial Group Inc (a)(d)	2,324,414
141,860	Sumitomo Mitsui Trust Holdings Inc (a)	648,370
16,000	Sumitomo Realty & Development Co Ltd (a)	687,305
71,000	Sun Hung Kai Properties Ltd (a)	974,263
56,543	Suncorp Group Ltd (a)	722,048
7,000	Suruga Bank Ltd (a)	135,968
21,822	Svenska Handelsbanken AB Class A (a)	1,067,086
39,608	Swedbank AB Class A (a)	1,049,102
53,000	Swire Properties Ltd (a)	154,890
1,356	Swiss Life Holding AG (a)	321,429
2,451	Swiss Prime Site AG (a)	203,021
15,374	Swiss Re AG (a)	1,367,013
25,200	T&D Holdings Inc (a)	342,759
30,300	Tokio Marine Holdings Inc (a)	997,287
16,000	Tokyo Tatemono Co Ltd (a)	148,198
20,100	Tokyu Fudosan Holdings Corp (a)	158,650
980	Tryg A/S (a)	99,016
158,707	UBS AG (a)	2,909,816
4,249	Unibail-Rodamco SE REIT (a)	1,236,504
192,421	UniCredit SpA (a)	1,608,904
36,313	Unione di Banche Italiane SCpA (a)	313,783
33,695	UnipolSai SpA (a)	108,242
54,000	United Overseas Bank Ltd (a)	976,468
109	United Urban Investment Corp REIT (a)	175,974
22,000	UOL Group Ltd (a)	115,157
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	76,881
86,521	Westfield Corp REIT (c)	583,333

Shares		Fair Value
Financial — (continued)
135,068	Westpac Banking Corp (a)	$4,320,309
42,000	Wheelock & Co Ltd (a)	175,334
10,000	Yamaguchi Financial Group Inc (a)	105,460
6,488	Zurich Insurance Group AG (a)	1,954,097
		148,752,926
Industrial — 11.41%
95,724	ABB Ltd (a)	2,202,642
7,663	ACS Actividades de Construccion y Servicios SA (a)(c)	350,737
8,000	Advantest Corp (a)	98,988
1,359	Aeroports de Paris (a)	179,166
25,597	Airbus Group NV (a)	1,716,228
6,908	Aker Solutions ASA (a)	119,896
13,996	Alfa Laval AB (a)	360,398
18,621	ALS Ltd (a)(b)	155,543
8,889	Alstom SA (a)	322,825
17,000	Amada Co Ltd (a)	173,160
51,837	Amcor Ltd (a)	509,846
3,238	Andritz AG (a)	187,096
115	AP Moeller - Maersk A/S Class A (a)	270,661
285	AP Moeller - Maersk A/S Class B (a)	708,591
44,000	Asahi Glass Co Ltd (a)	259,410
40,093	Asciano Ltd (a)	213,032
14,669	Assa Abloy AB Class B (a)	746,152
28,605	Atlas Copco AB Class A (a)	825,860
16,315	Atlas Copco AB Class B (a)	435,373
38,173	Auckland International Airport Ltd (a)(c)	130,335
94,716	Aurizon Holdings Ltd (a)	444,767
139,266	BAE Systems PLC (a)	1,031,263
33,570	Boral Ltd (a)	166,083
8,743	Bouygues SA (a)	363,798
10,000	Brother Industries Ltd (a)	173,375
8,600	Casio Computer Co Ltd (a)(b)	124,916
6,300	Central Japan Railway Co (a)	899,314
25,000	Cheung Kong Infrastructure Holdings Ltd (a)	172,703
6,000	Chiyoda Corp (a)	72,718
19,417	Cie de St-Gobain (a)	1,095,551
40,618	CNH Industrial NV (a)	416,777
51,104	Cobham PLC (a)	272,940
79,000	ComfortDelGro Corp Ltd (a)	158,423
32,166	CRH PLC (a)	824,006
10,300	Daikin Industries Ltd (a)	650,062
42,182	Deutsche Post AG (a)	1,522,556
7,235	DSV A/S (a)	235,922
14,700	East Japan Railway Co (a)(d)	1,158,244

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
8,400	FANUC Corp (a)(d)	$1,450,578
17,449	Ferrovial SA (a)	388,780
17,104	Finmeccanica SpA (a)(c)	162,419
27,457	Fletcher Building Ltd (a)	211,664
1,700	Fraport AG Frankfurt Airport Services Worldwide (a)	119,947
24,000	Fuji Electric Co Ltd (a)	113,882
19,900	FUJIFILM Holdings Corp (a)	555,421
1,621	Geberit AG (a)	568,637
21,399	Groupe Eurotunnel SA (a)	289,510
3,000	Hamamatsu Photonics KK (a)	147,236
47,000	Hankyu Hanshin Holdings Inc (a)	268,353
6,217	HeidelbergCement AG (a)	529,738
11,319	Hexagon AB Class B (a)(b)	364,686
1,300	Hirose Electric Co Ltd (a)	193,260
5,100	Hitachi Construction Machinery Co Ltd (a)	101,797
211,000	Hitachi Ltd (a)(d)	1,546,433
1,142	Hochtief AG (a)	98,838
10,030	Holcim Ltd (a)	881,009
19,200	Hoya Corp (a)	638,358
258,000	Hutchison Port Holdings Trust (a)	185,805
4,300	Ibiden Co Ltd (a)	86,751
60,000	IHI Corp (a)	279,685
1,552	Imerys SA (a)	130,887
11,289	IMI PLC (a)	286,855
18,141	James Hardie Industries PLC (a)	236,665
13,600	Japan Display Inc (a)(c)	83,589
9,000	JGC Corp (a)	273,775
37,000	Kajima Corp (a)	163,661
11,000	Kamigumi Co Ltd (a)	101,257
64,000	Kawasaki Heavy Industries Ltd (a)	243,980
20,000	Keikyu Corp (a)	179,783
23,000	Keio Corp (a)	180,859
13,000	Keisei Electric Railway Co Ltd (a)	129,559
1,990	Keyence Corp (a)	870,203
77,000	Kintetsu Corp (a)	280,577
40,900	Komatsu Ltd (a)	949,423
13,780	Kone OYJ Class B (a)	574,572
19,500	Konica Minolta Inc (a)	192,740
3,915	Koninklijke Boskalis Westminster NV (a)	224,516
42,361	Koninklijke Philips NV (a)(b)	1,344,467
2,819	Koninklijke Vopak NV (a)	137,640
50,000	Kubota Corp (a)	709,515
2,344	Kuehne + Nagel International AG (a)	311,681
4,400	Kurita Water Industries Ltd (a)	101,908

Shares		Fair Value
Industrial — (continued)
13,900	Kyocera Corp (a)	$660,025
8,203	Lafarge SA (a)	713,326
11,661	Legrand SA (a)	714,127
6,673	Leighton Holdings Ltd (a)	123,901
11,900	LIXIL Group Corp (a)	322,085
900	Mabuchi Motor Co Ltd (a)	68,245
5,300	Makita Corp (a)	327,561
1,476	MAN SE Class A (a)	182,414
1,800	Maruichi Steel Tube Ltd (a)	48,344
34,915	Meggitt PLC (a)	301,996
45,896	Melrose Industries PLC (a)	204,153
5,063	Metso OYJ (a)	191,677
85,000	Mitsubishi Electric Corp (a)	1,049,983
133,000	Mitsubishi Heavy Industries Ltd (a)	830,705
48,000	Mitsui OSK Lines Ltd (a)	178,823
65,500	MTR Corp Ltd (a)	252,247
8,900	Murata Manufacturing Co Ltd (a)	834,648
4,500	Nabtesco Corp (a)	99,590
32,000	Nagoya Railroad Co Ltd (a)(b)(c)	127,620
116,000	NEC Corp (a)	370,215
8,800	Nidec Corp (a)	541,203
14,000	Nikon Corp (a)	220,557
18,000	Nippon Electric Glass Co Ltd (a)	104,902
36,000	Nippon Express Co Ltd (a)	174,609
70,000	Nippon Yusen KK (a)	201,921
19,000	NSK Ltd (a)	247,253
28,000	Obayashi Corp (a)	199,978
25,000	Odakyu Electric Railway Co Ltd (a)	240,753
8,600	Omron Corp (a)	362,658
36,404	Orkla ASA (a)	323,958
4,107	OSRAM Licht AG (a)(c)	206,826
9,023	Prysmian SpA (a)	203,763
28,884	Rexam PLC (a)	264,123
12,080	Rexel SA	282,523
1,400	Rinnai Corp (a)	135,156
82,039	Rolls-Royce Holdings PLC (a)(c)	1,497,503
27,477	Royal Mail PLC (a)(c)	234,439
11,557	Safran SA (a)	756,576
45,565	Sandvik AB (a)(b)	622,289
2,803	Schindler Holding AG (a)	424,655
22,695	Schneider Electric SE (a)	2,139,989
41,000	Sembcorp Industries Ltd (a)	176,672
38,000	Sembcorp Marine Ltd (a)	125,031
25,000	Shimizu Corp Class A (a)	177,165
34,442	Siemens AG (a)	4,547,520
95	Sika AG (a)	388,133

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
65,000	Singapore Technologies Engineering Ltd (a)	$198,290
16,429	Skanska AB Class B (a)	375,046
16,533	SKF AB Class B (a)	421,553
2,400	SMC Corp (a)	643,108
17,525	Smiths Group PLC (a)	388,049
1,008	Sulzer AG (a)	141,252
22,000	Sumitomo Heavy Industries Ltd (a)	104,719
47,821	Sydney Airport (a)	190,272
47,000	Taiheiyo Cement Corp (a)	189,506
41,000	Taisei Corp (a)	227,228
62,500	Techtronic Industries Co (a)(c)	200,356
19,756	Tenaris SA (a)	465,494
3,859	Thales SA (a)	233,332
4,200	THK Co Ltd (a)	99,017
17,105	TNT Express NV (a)(b)	154,754
46,000	Tobu Railway Co Ltd (a)	240,902
50,000	Tokyu Corp (a)	354,644
26,942	Toll Holdings Ltd (a)	129,661
177,000	Toshiba Corp (a)	827,375
11,000	TOTO Ltd (a)	148,346
6,500	Toyo Seikan Group Holdings Ltd (a)	99,925
4,529	Vallourec SA (a)	203,018
21,067	Vinci SA (a)	1,574,943
6,791	Wartsila OYJ Abp (a)	336,575
8,971	Weir Group PLC (a)	401,812
7,400	West Japan Railway Co (a)	325,974
7,847	WorleyParsons Ltd (a)	128,709
15,000	Yamato Holdings Co Ltd (a)	310,936
88,000	Yangzijiang Shipbuilding Holdings Ltd (a)	76,238
9,000	Yaskawa Electric Corp (a)	109,102
8,100	Yokogawa Electric Corp (a)	102,593
6,378	Zardoya Otis SA (a)	113,563
7,514	Zodiac Aerospace (a)	254,405
		68,812,793
Technology — 2.28%
16,255	Amadeus IT Holding SA Class A (a)	670,085
61,689	ARM Holdings PLC (a)	927,079
11,400	ASM Pacific Technology Ltd	124,585
15,604	ASML Holding NV (a)	1,455,251
3,544	AtoS (a)	295,183
49,400	Canon Inc (a)(d)	1,614,491
6,155	Cap Gemini SA (a)	439,244
20,365	Computershare Ltd (a)	239,699
2,831	Dassault Systemes (a)	364,013

Shares		Fair Value
Technology — (continued)
80,000	Fujitsu Ltd (a)	$599,428
3,520	Gemalto NV (a)(b)	365,394
18,900	GungHo Online Entertainment Inc (a)(b)	122,126
49,638	Infineon Technologies AG (a)	619,639
1,000	Itochu Techno-Solutions Corp (a)	43,469
4,700	Konami Corp (a)	103,982
4,300	Nomura Research Institute Ltd (a)	135,474
5,000	NTT Data Corp (a)	192,282
1,800	Oracle Corp Japan (a)	78,737
2,100	Otsuka Corp (a)	101,838
31,400	Ricoh Co Ltd (a)	374,245
3,900	Rohm Co Ltd (a)	223,684
45,195	Sage Group PLC (a)	296,761
40,064	SAP AG (a)	3,087,120
5,900	Seiko Epson Corp (a)	251,011
27,248	STMicroelectronics NV (a)	244,116
5,300	TDK Corp (a)	248,839
7,200	Tokyo Electron Ltd (a)	490,711
2,413	Xero Ltd (a)(c)	54,854
		13,763,340
Utilities — 3.83%
24,223	AGL Energy Ltd (a)	353,826
221,837	Centrica PLC (a)	1,185,028
27,200	Chubu Electric Power Co Inc (a)(c)	337,810
11,800	Chugoku Electric Power Co Inc (a)	160,792
83,500	CLP Holdings Ltd (a)	685,946
13,652	Contact Energy Ltd (a)	63,407
87,224	E.ON SE (a)	1,798,172
102,368	EDP - Energias de Portugal SA (a)	513,643
5,000	Electric Power Development Co Ltd (a)	162,253
10,119	Electricite de France SA (a)	318,626
9,118	Enagas SA (a)	293,498
286,996	Enel SpA (a)(b)	1,669,352
18,562	Fortum OYJ	498,426
15,106	Gas Natural SDG SA (a)(b)	477,247
63,092	GDF Suez (a)	1,738,283
8,100	Hokuriku Electric Power Co (a)	107,383
270,313	Hong Kong & China Gas Co Ltd	591,519
222,332	Iberdrola SA (a)	1,700,738
29,600	Kansai Electric Power Co Inc (a)(c)	279,014
18,300	Kyushu Electric Power Co Inc (a)(c)	206,021
162,381	National Grid PLC (a)	2,336,365
47,103	Origin Energy Ltd (a)	649,248
81,000	Osaka Gas Co Ltd (a)	340,348
59,500	Power Assets Holdings Ltd (a)	520,800
4,543	Red Electrica Corp SA (a)(b)	415,286

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Utilities — (continued)
21,448	RWE AG (a)	$919,865
10,644	Severn Trent PLC (a)	351,683
6,900	Shikoku Electric Power Co Inc (a)(c)	96,213
87,096	Snam SpA (a)	524,573
76,881	SP AusNet (a)	96,107
42,251	SSE PLC (a)	1,131,136
11,646	Suez Environnement Co (a)	222,790
63,429	Terna Rete Elettrica Nazionale SpA (a)	334,202
20,000	Toho Gas Co Ltd (a)	109,846
18,400	Tohoku Electric Power Co Inc (a)	215,338
64,900	Tokyo Electric Power Co Inc (a)(c)	269,763
103,000	Tokyo Gas Co Ltd (a)	601,655
30,207	United Utilities Group PLC (a)	455,567
18,462	Veolia Environnement SA (a)	351,715
		23,083,484
TOTAL COMMON STOCK — 98.09% (Cost $491,927,110)		$591,441,392
PREFERRED STOCK
Consumer, Cyclical — 0.34%
2,426	Bayerische Motoren Werke AG (a)	232,271
7,033	Volkswagen AG (a)	1,842,060
		2,074,331
Consumer, Non-cyclical — 0.15%
7,804	Henkel AG & Co KGaA (a)	901,615
TOTAL PREFERRED STOCK — 0.49% (Cost $2,228,798)		$2,975,946
RIGHTS
Energy — 0.01%
37,664	Repsol SA (c)	25,632
Financial — 0.00%(e)
18,900	HKT Trust + HKT Ltd (c)	3,682
TOTAL RIGHTS — 0.01% (Cost $25,071)		$29,314

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.33%
$2,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	2,000,000
U.S. Treasury Bonds and Notes — 0.09%
565,000	U.S. Treasury Bills(f)
	0.00%(g), 09/11/2014	564,997

Principal Amount		Fair Value
Repurchase Agreements — 1.03%
$308,795	Undivided interest of 1.26% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $308,795 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (h)	$308,795
1,467,037	Undivided interest of 1.63% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $1,467,037 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (h)	1,467,037
1,467,037	Undivided interest of 10.32% in a repurchase agreement (principal amount/value $14,215,134 with a maturity value of $14,215,173) with Scotia Capital (USA) Inc, 0.10%, dated 6/30/14 to be repurchased at $1,467,037 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 12/26/14 - 5/15/44, with a value of $14,499,478. (h)	1,467,037
1,467,038	Undivided interest of 2.16% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $1,467,038 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (h)	1,467,038
1,467,038	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $1,467,038 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (h)	$1,467,038
		6,176,945
TOTAL SHORT TERM INVESTMENTS — 1.45% (Cost $8,741,942)		$8,741,942
TOTAL INVESTMENTS — 100.04% (Cost $502,922,921)		$603,188,594
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(213,252)
TOTAL NET ASSETS — 100.00%		$602,975,342

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.

(b)	All or a portion of the security is on loan at June 30, 2014.

(c)	Non-income producing security.

(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.

(e)	Represents less than 0.005% of net assets.

(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(g)	The security's yield to maturity was less than 0.01%.

(h)	Collateral received for securities on loan.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 Index Long Futures	54	EUR	1,745,280	September 2014	$(19,888)
FTSE 100 Equity Index Long Futures	19	GBP	1,275,090	September 2014	171
SFE SPI 200 Equity Index Long Futures	6	AUD	803,100	September 2014	330
TSE TOPIX Equity Index Long Futures	12	JPY	151,500,000	September 2014	23,039
			Net Appreciation		$3,652

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

At June 30, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	JPY	12,245,000	USD	120,127	September 2014	$746
BA	USD	493,733	EUR	363,000	September 2014	(3,491)
BA	AUD	142,025	USD	132,209	September 2014	970
BA	EUR	164,300	USD	222,608	September 2014	2,444
BA	GBP	66,800	USD	113,638	September 2014	605
BB	JPY	58,897,723	USD	576,582	September 2014	4,927
BB	USD	126,139	AUD	134,500	September 2014	16
BB	USD	461,108	GBP	271,300	September 2014	(2,875)
BB	USD	121,209	JPY	12,360,000	September 2014	(858)
BB	AUD	268,300	USD	249,616	September 2014	1,972
BB	EUR	720,715	USD	977,310	September 2014	9,671
BB	GBP	407,000	USD	689,147	September 2014	6,993
BNP	AUD	213,036	USD	198,315	September 2014	2,567
CIT	GBP	67,900	USD	115,273	September 2014	850
CIT	USD	89,435	EUR	65,600	September 2014	(421)
CIT	USD	114,660	GBP	67,500	September 2014	(780)
CIT	USD	124,378	JPY	12,670,000	September 2014	(750)
RBC	JPY	24,955,000	USD	245,465	September 2014	990
RBC	USD	374,329	JPY	38,115,000	September 2014	(2,094)
RBC	EUR	259,400	USD	353,736	September 2014	1,581
UBS	GBP	508,559	USD	851,684	September 2014	18,659
Net Appreciation						$41,722

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Bank
CIT	Citigroup Inc
RBC	Royal Bank of Canada
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Summary of Investments by Country as of June 30, 2014.

Country	Fair Value	Percentage of Fund Investments
Australia	$45,781,688	7.59%
Austria	1,552,879	0.26
Belgium	7,178,440	1.19
Bermuda	638,053	0.11
China	76,238	0.01
Denmark	8,897,728	1.47
Finland	5,091,439	0.84
France	58,974,111	9.78
Germany	54,758,733	9.08
Hong Kong	17,021,449	2.82
Ireland	4,628,073	0.77
Israel	3,060,525	0.51
Italy	14,539,643	2.41
Japan	120,138,074	19.92
Luxembourg	2,234,673	0.37
Mexico	121,367	0.02
Netherlands	27,598,214	4.58
New Zealand	769,528	0.13
Norway	4,356,657	0.72
Portugal	1,057,447	0.17
Singapore	8,138,841	1.35
Spain	21,653,071	3.59
Sweden	17,802,740	2.95
Switzerland	57,476,226	9.53
United Kingdom	110,380,995	18.30
United States	9,261,762	1.53
Total	$603,188,594	100.00%

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities
As of June 30, 2014 (Unaudited)

Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $5,875,233 of securities on loan)(a)	$597,011,649
Repurchase agreements, fair value(b)	6,176,945
Cash	1,951,455
Cash denominated in foreign currencies, fair value(c)	1,198,098
Subscriptions receivable	2,344,674
Receivable for investments sold	35,591
Variation margin on futures contracts	9,053
Unrealized appreciation on forward foreign currency contracts	52,991
Dividends and interest receivable	1,880,825
Total Assets	610,661,281
LIABILITIES:
Payable to investment adviser	356,861
Payable upon return of securities loaned	6,176,945
Redemptions payable	1,140,864
Unrealized depreciation on forward foreign currency contracts	11,269
Total Liabilities	7,685,939
NET ASSETS	$602,975,342
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,068,840
Paid-in capital in excess of par	489,873,073
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	100,314,970
Undistributed net investment income	6,911,201
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	807,258
NET ASSETS	$602,975,342
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	50,688,400
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.90
(a) Cost of investments	$496,745,976
(b) Cost of repurchase agreements	$6,176,945
(c) Cost of cash denominated in foreign currencies	$1,194,245

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations
For the period ended June 30, 2014 (Unaudited)

Great-West International Index Fund
INVESTMENT INCOME:
Interest	$691
Income from securities lending	203,350
Dividends	11,276,012
Foreign withholding tax	(1,279,262)
Total Income	10,200,791
EXPENSES:
Management fees	1,932,409
Total Expenses	1,932,409
NET INVESTMENT INCOME	8,268,382
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,183,830
Net realized gain on futures contracts	1,099,155
Net realized loss on forward foreign currency contracts	(92,351)
Net Realized Gain on Investments	2,190,634
Net change in unrealized appreciation on investments and foreign currency translations	16,512,075
Net change in unrealized depreciation on futures contracts	(486,599)
Net change in unrealized appreciation on forward foreign currency contracts	104,083
Net Change in Unrealized Appreciation on Investments	16,129,559
Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency	18,320,193
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,588,575

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets
For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West International Index Fund
OPERATIONS:
Net investment income	$8,268,382	$8,645,757
Net realized gain on investments	2,190,634	1,762,779
Net change in unrealized appreciation on investments	16,129,559	73,096,993
Net Increase in Net Assets Resulting from Operations	26,588,575	83,505,529
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(10,953,088)
From net realized gains	–	(1,353,362)
Total Distributions	0	(12,306,450)
CAPITAL SHARE TRANSACTIONS:
Shares sold	125,403,682	215,797,883
Shares issued in reinvestment of distributions	–	12,306,450
Shares redeemed	(57,284,802)	(118,606,348)
Net Increase in Net Assets Resulting from Capital Share Transactions	68,118,880	109,497,985
Total Increase in Net Assets	94,707,455	180,697,064
NET ASSETS:
Beginning of period	508,267,887	327,570,823
End of period(a)	$602,975,342	$508,267,887
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,020,358	20,635,038
Shares issued in reinvestment of distributions	–	1,092,046
Shares redeemed	(4,981,204)	(11,081,903)
Net Increase	6,039,154	10,645,181
(a) Including undistributed and (overdistributed) net investment income:	$6,911,201	$(1,357,181)

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights
Selected data for a share of capital stock of the Fund throughout the period indicated.

		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West International Index Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$11.38	$9.63	$8.33	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17(b)	0.22(b)	0.22(b)	0.19
Net realized and unrealized gain (loss)	0.35	1.81	1.27	(1.67)
Total From Investment Operations	0.52	2.03	1.49	(1.48)
LESS DISTRIBUTIONS:
From return of capital	–	–	–	(0.00)(c)
From net investment income	–	(0.25)	(0.19)	(0.19)
From net realized gains	–	(0.03)	–	–
Total Distributions	0.00	(0.28)	(0.19)	(0.19)
NET ASSET VALUE, END OF PERIOD	$11.90	$11.38	$9.63	$8.33
TOTAL RETURN(d)	4.57%(e)	21.13%	17.92%	(14.77)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$602,975	$508,268	$327,571	$156,576
Ratio of expenses to average net assets	0.70%(f)	0.70%	0.70%	0.70%(f)
Ratio of net investment income to average net assets	2.99%(f)	2.04%	2.49%	2.50%(f)
Portfolio turnover rate	4%(e)	6%	7%	4%(e)

(a)	The Fund's inception date was January 13, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Amount was less than $0.01 per share.

(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(e)	Not annualized for periods less than one full year.

(f)	Annualized.

See Notes to Financial Statements

Semi-Annual Report- June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

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The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments: Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Foreign Common Stock	$9,474,500	$581,966,892	$—	$591,441,392
Preferred Stock	—	2,975,946	—	2,975,946
Rights	25,632	—	3,682	29,314
Short Term Investments	—	8,741,942	—	8,741,942
Total investments, at fair value	9,500,132	593,684,780	3,682	603,188,594
Other Financial Investments:
Futures Contracts (a)	23,540	—	—	23,540
Forward Foreign Currency Contracts (a)	—	52,991	—	52,991
Total Assets	$9,523,672	$593,737,771	$3,682	$603,265,125
Liabilities
Other Financial Investments:
Futures Contracts (a)	19,888	—	—	19,888
Forward Foreign Currency Contracts (a)	—	11,269	—	11,269
Total Liabilities	$19,888	$11,269	$0	$31,157

(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation/(depreciation), which represents the change in the contract's value from trade date.

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The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30,
2014 the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	$145,066	$403,247
Communications	$787,364	$1,713,864
Consumer, Cyclical	$119,400	-
Consumer, Non-cyclical	$82,636	$491,009
Diversified	-	$120,600
Energy	$496,601	$115,534
Financial	$1,006,134	$301,844
Industrial	$806,017	$282,523
Technology	$364,013	-
Utilities	-	$591,519

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

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Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation Securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value

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may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 200 futures contracts for the reporting period.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $51,229,137 in forward foreign currency contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	$3,652(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$52,991	Unrealized depreciation on forward foreign currency contracts	$11,269
(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

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The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,099,155	Net change in unrealized depreciation on futures contracts	$(486,599)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(92,351)	Net change in unrealized appreciation on forward foreign currency contracts	$104,083

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $100,202,858 and $20,242,998, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $504,078,966. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $118,580,259 and gross depreciation of investments in which there was an excess of tax cost over value of $19,470,631 resulting in net appreciation of $99,109,628.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $5,875,233 and received collateral of $6,176,945 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

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Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-year period ended December 31, 2013. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that, although the Fund underperformed its benchmark index for the annualized one-year period ended December 31, 2013, the Fund was in the second quartile of its peer group for the annualized one-year period ended December 31, 2013 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the average and median contractual management fees of its peer group of funds, its Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and the same as the median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), below the average of its peer group and greater than the median of its peer group. The Board considered that the Fund’s total annual operating expense ratio was lower than the average and the same as the median of its peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014